FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Balance Sheets) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 $ / shares
Current assets:
Cash and cash equivalents	¥ 244,809	$ 37,626	¥ 917,319	$ 140,989	¥ 787,257	¥ 206,391
Prepayments and other current assets	211,992	32,583	108,495
Amounts due from subsidiaries and VIE	88,795	13,648	38,772
Total current assets	2,463,346	378,611	2,168,033
Cost method investments	24,268	3,730	33,443
TOTAL ASSETS	2,976,035	457,410	2,368,265
Current liabilities:
Other current liabilities | ¥	13,806		2,860
Total current liabilities	1,145,888	176,121	796,253
TOTAL LIABILITIES	1,149,598	176,691	796,253
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,823,925	280,332	1,761,430
Accumulated deficit	(25,000)	(3,841)	(233,866)
Accumulated other comprehensive income	9,995	1,536	44,348
Total shareholders' equity	1,809,023	278,043	1,572,012
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY	2,976,035	457,410	2,368,265
Ordinary shares:
Par value | $ / shares							$ 0.0001
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 95	$ 15	¥ 92
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000	470,000,000
Shares issued	152,824,659	152,824,659	146,111,244	146,111,244
Shares outstanding	152,824,659	152,824,659	146,111,244	146,111,244
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738	13,300,738
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 313,138	$ 48,128	¥ 460,670	$ 70,804	¥ 254,213	¥ 144,814
Prepayments and other current assets	5,434	835	2,526
Amounts due from subsidiaries and VIE	859,678	132,132	779,762
Total current assets	1,178,250	181,095	1,242,958
Investments in subsidiaries and VIE	630,442	96,897	325,144
Cost method investments	6,682	1,027	6,682
TOTAL ASSETS	1,815,374	279,019	1,574,784
Current liabilities:
Other current liabilities	6,351	976	2,772
Total current liabilities	6,351	976	2,772
TOTAL LIABILITIES	6,351	976	2,772
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,823,925	280,332	1,761,430
Accumulated deficit	(25,000)	(3,841)	(233,866)
Accumulated other comprehensive income	9,995	1,536	44,348
Total shareholders' equity	1,809,023	278,043	1,572,012
TOTAL LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY	1,815,374	279,019	1,574,784
Parent Company [Member] | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 95	$ 15	¥ 92
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000	470,000,000
Shares issued	152,824,659	152,824,659	146,111,244	146,111,244
Shares outstanding	152,824,659	152,824,659	146,111,244	146,111,244
Parent Company [Member] | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738	13,300,738